Volkswagen Auto Loan Enhanced Trust 2018-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-29-2019	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					4/18/2019
2	Payment Date					4/22/2019
3	Collection Period				3/1/2019	3/29/2019	29
4	Monthly Interest Period - Actual/360				3/20/2019	4/21/2019	33
5	Monthly Interest - 30/360						30

B. SUMMARY

			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes		238,000,000.00	69,056,999.45	29,884,830.67	39,172,168.78	0.1645889
7	Class A-2-A Notes		275,000,000.00	275,000,000.00	—	275,000,000.00	1.0000000
8	Class A-2-B Notes		50,000,000.00	50,000,000.00	—	50,000,000.00	1.0000000
9	Class A-3 Notes		337,000,000.00	337,000,000.00	—	337,000,000.00	1.0000000
10	Class A-4 Notes		100,000,000.00	100,000,000.00	—	100,000,000.00	1.0000000

11	Total Securities		$1,000,000,000.00	$831,056,999.45	$29,884,830.67	$801,172,168.78

12	Overcollateralization		30,934,557.54	30,934,557.54		30,934,557.54

13	Adjusted Pool Balance		$1,030,934,557.54	$861,991,556.99	$29,884,830.67	$832,106,726.32

14	YSOC		65,149,170.03	54,157,723.93		52,086,792.88

15	Net Pool Balance		$1,096,083,727.57	$916,149,280.92	$29,884,830.67	$884,193,519.20

					Per $1000	Principal& Interest	Per $1000
	Coupon Rate		Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	2.75762%	N/A	174,563.55	0.7334603	30,059,394.22	126.2999757
17	Class A-2-A Notes	3.05000%	N/A	698,958.33	2.5416667	698,958.33	2.5416667
18	Class A-2-B Notes	2.64775%	2.48775%	121,355.21	2.4271042	121,355.21	2.4271042
19	Class A-3 Notes	3.25000%	N/A	912,708.33	2.7083333	912,708.33	2.7083333
20	Class A-4 Notes	3.33000%	N/A	277,500.00	2.7750000	277,500.00	2.7750000

21	Total Securities			2,185,085.42		32,069,916.09

C. COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received						17,059,487.82
23	Scheduled Interest Payments Received						2,649,017.23
24	Prepayments of Principal Received						13,864,292.05
25	Liquidation Proceeds						428,797.23
26	Recoveries Received						89,110.28
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections						34,090,704.61

29	Repurchased Receivables						—
30	Reserve Account Excess Amount (Item 88)						5,147.78

31	Total Available Funds, prior to Servicer Advances						34,095,852.39

32	Servicer Advance (Item 76)						—

33	Total Available Funds + Servicer Advance						34,095,852.39

34	Reserve Account Draw Amount (Item 79)						—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount						34,095,852.39

D. DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 82)						—
37	Servicing Fees (Item 44)						763,457.73
38	Class A Noteholder Interest (Item 55)						2,185,085.42
39	Principal Distribution Amount (Item 68)						29,884,830.67
40	Amount Paid to Reserve Account to Reach Specified Balance						—
41	Other Amounts Paid to Trustees						—
42	Certificateholders Principal Distribution Amount						—

43	Remaining Funds to Seller						1,262,478.57

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	763,457.73	—	763,457.73

	Pro rata:
45	Class A-1 Interest	174,563.55	—	174,563.55
46	Class A-2-A Interest	698,958.33	—	698,958.33
47	Class A-2-B Interest	121,355.21	—	121,355.21
48	Class A-3 Interest	912,708.33	—	912,708.33
49	Class A-4 Interest	277,500.00	—	277,500.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	2,185,085.42	—	2,185,085.42

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			861,991,556.99
57	Beginning Net Pool Balance		916,149,280.92
58	Receipts of Scheduled Principal		(17,059,487.82)
59	Receipts of Prepaid Principal		(13,864,292.05)
60	Liquidation Proceeds		(428,797.23)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(603,184.62)

64	Ending Net Pool Balance		884,193,519.20
65	Yield Supplement Overcollateralization Amount		52,086,792.88

66	Adjusted Pool Balance		832,106,726.32
67	Less: Adjusted Pool Balance - End of Collection Period			832,106,726.32

68	Calculated Principal Distribution Amount			29,884,830.67

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)			34,095,852.39
70	Less: Prior Advance Reimbursement (Item 36)			—
71	Less: Servicing Fees Paid (Item 44)			763,457.73
72	Less: Interest Paid to Noteholders (Item 55)			2,185,085.42
73	Less: Calculated Principal Distribution (Item 68)			29,884,830.67

74	Equals: Remaining Available Funds before Servicer Advance			1,262,478.57
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,262,478.57
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			29,884,830.67

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $2,577,336.39, and (b) the aggregate note balance)			2,577,336.39
86	Initial Reserve Account Balance			2,577,336.39
87	Beginning Reserve Account Balance			2,577,336.39
88	Plus: Net Investment Income for the Collection Period			5,147.78

89	Subtotal: Reserve Fund Available for Distribution			2,582,484.17
90	Plus: Deposit of Excess Available Funds (Item 40)			—
91	Less: Reserve Account Draw Amount (Item 79)			—

92	Subtotal Reserve Account Balance			2,582,484.17
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			5,147.78

94	Equals: Ending Reserve Account Balance			2,577,336.39

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current
96	Net Pool Balance	1,096,083,728	916,149,281	884,193,519
97	Number of Current Contracts	50,798	46,476	45,564
98	Weighted Average Loan Rate	3.77%	3.76%	3.75%
99	Average Remaining Term	54.5	50.1	49.3
100	Average Original Term	64.5	64.9	65.0
101	Monthly Prepayment Rate		1.32%	1.34%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		44	1,031,981.85
103	Liquidation Proceeds on Related Vehicles			428,797.23
104	Recoveries Received on Receivables Previously Charged Off			89,110.28

105	Net Principal Losses for Current Collection Period		44	514,074.34

106	Beginning Net Principal Losses		185	1,684,854.77
107	Net Principal Losses for Current Collection Period		44	514,074.34

108	Cumulative Net Principal Losses		229	2,198,929.11

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,096,083,727.57)			0.20%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	99.55%	45,388	880,223,658.06
111	31 - 60 Days Delinquent	0.35%	138	3,126,853.34
112	61 - 90 Days Delinquent	0.10%	38	843,007.80
113	91 - 120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	45,564	884,193,519.20

H. DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.06%
117	Prior Period			0.04%
118	Two Periods Prior			0.05%
119	Three Periods Prior			0.06%

120	Four Period Average (Current and Three Prior Collection Periods)			0.05%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.10%
122	Prior Period			0.10%
123	Two Periods Prior			0.09%
124	Three Periods Prior			0.08%

125	Four Period Average (Current and Three Prior Collection Periods)			0.09%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.10%
128	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

[1]

Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero. Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer